NONVESTED SHARES - Summary of Nonvested Shares Granted and Vested (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Weighted average grant date fair value
Incremental compensation expenses	$ 415	$ 340	$ 1,382
Nonvested shares
Number of Shares
Outstanding at the beginning of the period (in shares)	46,000
Granted (in shares)	298,000	313,000	1,275,200
Forfeited (in shares)	(16,000)
Vested (in shares)	(178,000)
Outstanding at the end of the period (in shares)	150,000	46,000
Weighted average grant date fair value
Outstanding at the beginning of the period (in dollars per share)	$ 0.55
Granted (in dollars per share)	0.45
Forfeited (in dollars per share)	0.60
Vested (in dollars per share)	0.57
Outstanding at the end of the period (in dollars per share)	$ 0.33	$ 0.55
Fair value of shares vested	$ 134	$ 186	$ 910
Incremental compensation expenses	134	$ 186	$ 953
Unrecognized compensation cost	$ 68
Weighted-average period of recognition of unrecognized compensation cost	1 year 1 month 6 days